Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2020
18. Receivables and Other Current Assets
Receivables and Other Current Assets
18. RECEIVABLES AND OTHER CURRENT ASSETS

Receivables and other current assets consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2020	2019
Customer accounts receivable – billed	$570	$603
Customer accounts receivable – unbilled	286	265
Allowance for credit losses	(22)	(9)
Capitalized transportation capacity (1)	200	272
Income tax receivable	11	118
Prepaid expenses	50	48
Other	138	189
	$1,233	$1,486
(1) Capitalized transportation capacity represents the value of transportation/storage received by EES on asset management agreements at the inception of the contracts. The asset is amortized over the term of each contract.